Note 8 - Income Tax - Reconciliation of Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Profit (loss) from continuing operations before income tax expense	$ (43,106)	$ 37,507	$ 43,396
Profit (loss) before income tax	(1,053)	139,792	20,105
Basis for calculation of the tax (expense) benefit	(44,159)	177,299	63,500
Tax (expense) benefit at nominal tax rate in Norway	9,715	(39,006)	(13,970)
Effect of different tax rates applied by subsidiaries	(44,054)	11,543	(2,118)
Tax effect of translation differences exempted for tax	358	99	1,155
Tax effect of financial items exempted from tax	35,961	20,143	1,917
Tax effects of losses in equity-accounted investees which are non-deductible	(35)	(2,200)	383
Withholding taxes paid	(324)	(271)	(232)
Net other permanent differences (not) tax deductible	(2,008)	9,713	4,269
Change in income tax losses carried forward	(227)	246	27
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	852	670	3,162
Change in withholding taxes and restricted interest deduction carried forward	147	952	(314)
Change in tax rate	(190)	(14)	119
Income tax (expense) benefit for the year	$ 194	$ 1,876	$ (5,602)
Effective tax rate	0.40%	(1.10%)	8.80%